UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F-HR/A

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 28, 2002

Check here if Amendment [X]; Amendment Number: 2
This amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
FILED ON 7/31/02 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-661-7022
Signature, Place and Date of Signing:

 James E. Buck, II   Greenwich, Connecticut   October 28, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    46616

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BANCORP CONN INC COM           COMMON STOCK     059684100     2913   103800 SH       SOLE                 103800        0        0
D CONOCO INC Com                 COMMON STOCK     208251504     7862   282800 SH       SOLE                 282800        0        0
D MEDFORD BANCORP INC COM STK    COMMON STOCK     584131106     2891    83000 SH       SOLE                  83000        0        0
D PENNZOIL-QUAKER STATE CO       COMMON STOCK     709323109    32594  1513900 SH       SOLE                1513900        0        0
D THREE RIVERS BANCORP INC COM S COMMON STOCK     88562Q107      356    20000 SH       SOLE                  20000        0        0
S REPORT SUMMARY                 5 DATA RECORDS                46616        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED